Financial Instruments - Credit risk - cash flow hedges (Details) - Cash flow hedges $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 MXN ($) $ / T R$ / $ $ / lb $ / $ ₡ / $ $ / $ $ / $ R$ / $ $ / $ € / $ $ / $	Dec. 31, 2020 MXN ($) R$ / $ $ / $ $ / $ $ / lb $ / $ R$ / $ $ / T $ / $ $ / $	Dec. 31, 2021 BRL (R$)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Foreign currency risk | Forward agreements to purchase foreign currency | MXN/USD | 1-6 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 1,996	$ 2,887
Average exchange rate | $ / $	20.90	23.26
Foreign currency risk | Forward agreements to purchase foreign currency | MXN/USD | Maturity 6-12 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 1,068	$ 1,892
Average exchange rate | $ / $	21.43	23.46
Foreign currency risk | Forward agreements to purchase foreign currency | MXN/USD | Later than one year
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 25	$ 2
Average exchange rate | $ / $	24.33	20.01
Foreign currency risk | Forward agreements to purchase foreign currency | BRL/USD | 1-6 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 1,171	$ 910
Average exchange rate | R$ / $	5.44	5.33
Foreign currency risk | Forward agreements to purchase foreign currency | BRL/USD | Maturity 6-12 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 593	$ 601
Average exchange rate | R$ / $	5.97	5.20
Foreign currency risk | Forward agreements to purchase foreign currency | BRL/USD | Later than one year
Disclosure of detailed information about hedging instruments [line items]
Net exposure		$ 43
Average exchange rate | R$ / $		4.53
Foreign currency risk | Forward agreements to purchase foreign currency | COP/USD | 1-6 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 497	$ 511
Average exchange rate | $ / $	3,858	3,750
Foreign currency risk | Forward agreements to purchase foreign currency | COP/USD | Maturity 6-12 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 191	$ 212
Average exchange rate | $ / $	3,952	3,740
Foreign currency risk | Forward agreements to purchase foreign currency | ARS/USD | 1-6 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 280	$ 96
Average exchange rate | $ / $	122.56	92.97
Foreign currency risk | Forward agreements to purchase foreign currency | URY/USD | 1-6 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 165	$ 225
Average exchange rate | $ / $	45.51	45.92
Foreign currency risk | Forward agreements to purchase foreign currency | URY/USD | Maturity 6-12 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 48	$ 58
Average exchange rate | $ / $	46.30	45.69
Foreign currency risk | Forward agreements to purchase foreign currency | CRC/USD | 1-6 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 211
Average exchange rate | ₡ / $	646.33
Foreign currency risk | Forward agreements to purchase foreign currency | CRC/USD | Maturity 6-12 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 120
Average exchange rate | ₡ / $	650.71
Foreign currency risk | Cross-currency swaps | MXN/USD | Later than one year
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 44,507	$ 44,107
Average exchange rate | $ / $	16.41	14.70
Foreign currency risk | Cross-currency swaps | BRL/USD | 1-6 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure		$ 58
Average exchange rate | R$ / $		5.15
Foreign currency risk | Cross-currency swaps | BRL/USD | Later than one year
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 15,026	$ 9,652
Average exchange rate | R$ / $	4.47	4.00
Foreign currency risk | Cross-currency swaps | COP/USD | 1-6 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 1,038	$ 404
Average exchange rate | $ / $	3,207.80	3,454
Foreign currency risk | Cross-currency swaps | COP/USD | Maturity 6-12 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 321	$ 709
Average exchange rate | $ / $	3,240.00	2,992
Foreign currency risk | Cross-currency swaps | COP/USD | Later than one year
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 2,384	$ 1,688
Average exchange rate | $ / $	3,431.99	3,296
Foreign currency risk | Cross-currency swaps | CLP/USD | Maturity 6-12 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 3,514	$ 3,333
Average exchange rate | $ / $	696.02	696.02
Foreign currency risk | Cross-currency swaps | CLP/USD | Later than one year
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 1,311	$ 1,519
Average exchange rate | $ / $	677.00	677.00
Foreign currency risk | Cross-currency swaps | BRL/MXN | Maturity 6-12 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure		$ 71
Average exchange rate | R$ / $		0.26
Foreign currency risk | Cross-currency swaps | BRL/MXN | Later than one year
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 885	$ 981
Average exchange rate | R$ / $	0.22	0.26
Foreign currency risk | Cross-currency swaps | EUR/USD | Later than one year
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 15,078
Average exchange rate | € / $	0.86
Interest rate risk | Interest rate swap | Later than one year
Disclosure of detailed information about hedging instruments [line items]
Net exposure				$ 2,367
Average interest rate	3.57%
Interest rate risk | Interest rate swap | Brazilian Reais | Later than one year
Disclosure of detailed information about hedging instruments [line items]
Net exposure | R$			R$ 6,175
Average interest rate	0.09%
Interest rate risk | Interest rate swap | Mexican peso | Later than one year
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 11,403	$ 11,403
Average interest rate	7.17%	7.17%
Interest rate risk | Interest rate swap | Chilean peso | Maturity 6-12 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 131
Average interest rate	6.55%
Interest rate risk | Interest rate swap | Chilean peso | Later than one year
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 726	$ 4,716
Average interest rate	5.79%	4.95%
Commodity price risk | Commodity price contracts | Sugar Price Contracts | 1-6 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure				1,366	$ 869
Average price | $ / lb	15.22	12.13
Commodity price risk | Commodity price contracts | Sugar Price Contracts | Maturity 6-12 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure				653	391
Average price | $ / lb	14.76	11.87
Commodity price risk | Commodity price contracts | Sugar Price Contracts | Later than one year
Disclosure of detailed information about hedging instruments [line items]
Net exposure				769	365
Average price | $ / lb	14.74	12.17
Commodity price risk | Commodity price contracts | Aluminum price contracts | 1-6 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure				67	325
Average price | $ / T	1,722	1,654
Commodity price risk | Commodity price contracts | Aluminum price contracts | Maturity 6-12 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure				35	370
Average price | $ / T	1,777	1,720
Commodity price risk | Commodity price contracts | Aluminum price contracts | Later than one year
Disclosure of detailed information about hedging instruments [line items]
Net exposure					99
Average price | $ / T		1,740
Commodity price risk | Commodity price contracts | PX MEG contracts | 1-6 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure				337	364
Average price | $ / T	934	730
Commodity price risk | Commodity price contracts | PX MEG contracts | Maturity 6-12 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure				$ 134	$ 364
Average price | $ / T	866	730